Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 18. Fair Value Measurement

The Group measures the following assets and liabilities at fair value on a recurring basis:

The Group’s recurring fair value measurements include the following:

●	Convertible notes – measured at fair value under the fair value option
●	Warrant liability – measured at fair value
●	Shares in NUAI– measured at fair value

Fair value hierarchy

ASC Topic 820, Fair Value Measurement and Disclosures (“ASC Topic 820”) requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 established a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quote prices for similar assets or liabilities in active markets; quoted prices for identical assets in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below shows the assigned level for each asset and liability held at fair value by the Group:

Fair value hierarchy	Level 1	Level 2	Level 3	Total
As of March 31, 2026
Recurring fair value measurements
Shares in NUAI	$8,490,885	-	-	$8,490,885
Convertible notes	-	-	$199,358,226	$199,358,226
Warrant liability	$6,675			$6,675
As of December 31, 2025
Recurring fair value measurements
Convertible notes	-		$129,017,286	$129,017,286
Warrant liability	$890,000	-	-	$890,000

Shares in NUAI are classified within Level 1, as they are measured using quoted market prices in an active market.

The Group elected the fair value option for its convertible notes. The fair value of the convertible notes is determined using valuation techniques that include significant unobservable inputs, including assumptions related to expected volatility, discount rates, and the probability and timing of conversion. Accordingly, the convertible notes are classified within Level 3 of the fair value hierarchy.

The warrant liability is classified within Level 1, as it is measured using quoted market prices in an active market.

There were no transfers between Levels 1, 2, or 3 during the quarter ended March 31, 2026 or year ended December 31, 2025.

Note 18. Fair Value Measurement

The Group measures the following assets and liabilities at fair value on a recurring basis:

The Group’s recurring fair value measurements include the following:

●	Intangible assets - indefinite-lived digital assets
●	Convertible notes - measured at fair value under the fair value option
●	Warrant liability - measured at fair value

Fair value hierarchy

ASC Topic 820, Fair Value Measurement and Disclosures (“ASC Topic 820”) requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 established a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quote prices for similar assets or liabilities in active markets; quoted prices for identical assets in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The table below shows the assigned level for each asset and liability held at fair value by the Group:

Fair value hierarchy	Level 1	Level 2	Level 3	Total
As of December 31, 2025
Recurring fair value measurements
Digital Assets	-	-	-	-
Convertible notes	-	-	$129,017,286	$129,017,286
Warrant liability	$890,000			$890,000
As of December 31, 2024
Recurring fair value measurements
Digital assets	$721,664	-	-	$721,664

The Group’s assets held at fair value comprise of indefinite lived cryptocurrency (digital assets) classified at level 1. See Note 9 for support.

The Group elected the fair value option for its convertible notes. The fair value of the convertible notes is determined using valuation techniques that include significant unobservable inputs, including assumptions related to expected volatility, discount rates, and the probability and timing of conversion. Accordingly, the convertible notes are classified within Level 3 of the fair value hierarchy.

The warrants are classified within Level 1 as they are valued using quoted market prices in an active market.

There were no transfers between Levels 1, 2, or 3 during the years ended December 31, 2025 and 2024.